Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 930,031	$ 1,957,620	$ 2,887,651
Cosal Operations
Total	553,954	760,145	1,314,099
Drumlummon
Total		70,939	70,939
Galena Complex
Total	$ 376,077	834,800	1,210,877
Relief Canyon
Total		$ 291,736	$ 291,736